T. ROWE PRICE Retirement Blend 2035 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 24.4%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  187,124 32,973 1,551 22,789,708 214,907
International Bond Fund (USD
Hedged)  73,904 9,327 680 9,704,211 81,904
U.S. Treasury Long-Term Index
Fund  60,446 7,860 485 9,665,436 65,628
Dynamic Global Bond Fund  44,966 5,307 380 6,553,770 49,547
U.S. Limited Duration TIPS Index
Fund  29,631 18,540 311 5,150,769 47,593
Emerging Markets Bond Fund  35,103 5,677 285 4,089,295 40,034
High Yield Fund  25,161 5,979 220 5,201,724 30,690
Floating Rate Fund  7,946 1,363 67 1,012,983 9,218
Dynamic Credit Fund  916 559 11 171,606 1,448
Total Bond Funds (Cost $549,422) 540,969
EQUITY FUNDS 75.2%
T. Rowe Price Funds:
Equity Index 500 Fund  442,944 44,218 7,365 2,436,389 486,693
International Equity Index Fund  207,544 19,862 8,913 9,982,943 226,912
Value Fund  173,991 17,569 2,372 3,512,606 205,207
Growth Stock Fund  178,880 27,257 1,428 1,744,334 198,121
Real Assets Fund  92,462 9,057 977 5,002,061 104,293
International Value Equity Fund  74,356 6,763 5,101 2,879,017 79,634
International Stock Fund  50,688 4,645 2,878 2,295,233 54,443
Emerging Markets Discovery Stock
Fund  51,188 4,528 718 2,423,768 53,371
Emerging Markets Stock Fund  48,930 4,528 359 939,981 52,573
Mid-Cap Index Fund  45,548 4,178 3,033 1,925,503 48,503
Small-Cap Index Fund  41,792 3,809 1,950 2,137,475 44,289
Mid-Cap Value Fund  23,544 2,099 1,916 638,774 24,676
Mid-Cap Growth Fund  22,453 2,099 676 236,403 24,369
New Horizons Fund (2) 22,509 1,905 1,398 372,651 22,534
Small-Cap Value Fund  21,037 1,905 1,391 358,370 21,993
Hedged Equity Fund  14,225 2,858 120 1,203,239 17,122
Total Equity Funds (Cost $1,371,616) 1,664,733
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,958 1,712 2,536 246
Total Other Mutual Funds (Cost $246) 246

T. ROWE PRICE Retirement Blend 2035 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 23,697 13,623 27,626 9,694,393 9,694
Total Short-Term Investments (Cost $9,694) 9,694
Total Investments in Securities 100.0%
(Cost $1,930,978) $ 2,215,642
Other Assets Less Liabilities (0.0)% (472)
Net Assets 100.0% $ 2,215,170
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (16) $ 23
Dynamic Global Bond Fund  (30) (346) 760
Emerging Markets Bond Fund  (2) (461) 623
Emerging Markets Discovery Stock Fund  (17) (1,627) —
Emerging Markets Stock Fund  (8) (526) —
Equity Index 500 Fund  (55) 6,896 1,236
Floating Rate Fund  (1) (24) 157
Growth Stock Fund  (32) (6,588) —
Hedged Equity Fund  (1) 159 —
High Yield Fund  (1) (230) 511
International Bond Fund (USD Hedged)  (2) (647) 685
International Equity Index Fund  (20) 8,419 —
International Stock Fund  (2) 1,988 —
International Value Equity Fund  26 3,616 —
Mid-Cap Growth Fund  (14) 493 —
Mid-Cap Index Fund  20 1,810 —
Mid-Cap Value Fund  46 949 —
New Horizons Fund  (1) (482) —
QM U.S. Bond Index Fund  (14) (3,639) 2,388
Real Assets Fund  (24) 3,751 —
Small-Cap Index Fund  (6) 638 —
Small-Cap Value Fund  56 442 —
Transition Fund  (11) — 8
U.S. Limited Duration TIPS Index Fund  (2) (267) 153
U.S. Treasury Long-Term Index Fund  (6) (2,193) 701
Value Fund  (6) 16,019 —
U.S. Treasury Money Fund, 3.74% — — 133
Totals $ (107)# $ 28,134 $ 7,378+

T. ROWE PRICE Retirement Blend 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1 of the net realized gain
(loss).
+
Investment income comprised
$7,378
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2035
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1350-054Q1 08/26